Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of obligations in connection with acquisitions	$ 617		$ (587)	$ 1,313	$ 140
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining obligations in connection with acquisitions	3,900			3,900
Increase to fair value of deferred payments if Company's share price increased by 10%				4,000
Increase to fair value of deferred payments if there was a 10% change in share price volatility used in calculation of discount				400
Increased fair value of deferred payments liability	$ 4,000			$ 4,000
Solid Concepts Inc [Member] | Ordinary Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition		152,633
Value of ordinary shares issued as consideration for business acquisition		$ 3,100
Cash given as consideration for business acquisition		$ 400